Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,538,435,442.00
Previously Paid Amount	0.00
Total Fee Amount	488,657.93
Total Offset Amount	0.00
Net Fee	488,657.93
Narrative - Max Aggregate Offering Price	$ 3,538,435,442.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true